PROVISION FOR ENVIRONMENTAL REHABILITATION - Narrative (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Discount rate, minimum	10.80%	10.20%
Discount rate, maximum	11.10%	10.30%
Inflation rate used in calculation of net present value of rehabilitation liability	5.70%	5.50%
Undiscounted rehabilitation cost	R 897.8	R 815.1